Non-controlling interest (Changes in Noncontrolling Interest) (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		$ 690,000,000	$ 521,000,000	$ 325,000,000
Changes during period		(172,000,000)	36,000,000	99,000,000
Net income attributable to non-controlling interest		108,000,000	133,000,000	97,000,000
Balance, end of period		626,000,000	690,000,000	521,000,000
Ship Finance
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		78,000,000	274,000,000	215,000,000
Changes during period		(57,000,000)	(220,000,000)	20,000,000
Net income attributable to non-controlling interest		11,000,000	24,000,000	39,000,000
Balance, end of period		32,000,000	78,000,000	274,000,000
North Atlantic Drilling
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		173,000,000	168,000,000	110,000,000
Changes during period		(4,000,000)	(56,000,000)	10,000,000
Net income attributable to non-controlling interest		36,000,000	61,000,000	48,000,000
Balance, end of period		205,000,000	173,000,000	168,000,000
Seadrill Partners LLC
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		115,000,000	79,000,000	0
Changes during period		(115,000,000)	15,000,000	69,000,000
Net income attributable to non-controlling interest		0	21,000,000	10,000,000
Balance, end of period		0	115,000,000	79,000,000
Asia Offshore Drilling
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		111,000,000	0	0
Changes during period		0	100,000,000	0
Net income attributable to non-controlling interest		23,000,000	11,000,000	0
Balance, end of period		134,000,000	111,000,000	0
Sevan Drilling ASA
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		213,000,000	0	0
Changes during period		0	197,000,000	0
Net income attributable to non-controlling interest		38,000,000	16,000,000	0
Balance, end of period		251,000,000	213,000,000	0
Seadrill Offshore Nigeria Limited and Seadrill Nigeria Operations Limited
Changes in non-controlling interest [Roll Forward]
Balance, beginning of period		0	0
Changes during period		4,000,000	0
Net income attributable to non-controlling interest	0	0	0
Balance, end of period		$ 4,000,000	$ 0	$ 0